Summary Of Significant Accounting Policies GAAP Reconciliation Of Net Income To Taxable Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of GAAP net income to taxable income [Abstract]
Net income attributable to Boston Properties, Inc.	$ 88,719	$ 152,677	$ 452,417	$ 47,854	$ 65,400	$ 57,249	$ 118,559	$ 48,454	$ 749,811	$ 289,650	$ 272,679
Straight line rent adjustments									(74,445)	(80,281)	(77,422)
Book/tax differences from depreciation and amortization									170,370	105,599	117,675
Book/tax differences on gains/losses from capital transactions									(124,413)	(22,408)	(38,443)
Book/tax differences from stock-based compensation									42,146	19,660	827
Other book/tax differences, net									(12,797)	35,461	29,389
Taxable Income									$ 750,672	$ 347,681	$ 304,705